Description Of Business And Basis Of Presentation (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Description Of Business And Basis Of Presentation [Abstract]
Basis Of Presentation

Basis of Presentation — Murphy USA was incorporated in March 2013 and, in connection with its incorporation, Murphy USA issued 100 shares of common stock, par value $0.01 per share, to Murphy Oil for $1.00. Murphy USA was formed solely in contemplation of the separation and until the separation was completed on August 30, 2013, it had not commenced operations and had no material assets, liabilities, or commitments.  Accordingly the accompanying consolidated and combined financial statements reflect the combined historical results of operations, financial position and cash flows of the Murphy Oil subsidiaries and certain assets, liabilities and operating expenses of Murphy Oil that comprise Murphy USA, as described above, as if such companies and accounts had been combined for all periods presented prior to August 30, 2013. All significant intercompany transactions and accounts within the combined financial statements have been eliminated.

The assets and liabilities in these consolidated and combined financial statements at March 31, 2014 have been reflected on a historical basis.   Any periods presented that include dates prior to August 30, 2013 are periods when all of the assets and liabilities shown were 100 percent owned by Murphy Oil and represented operations of Murphy USA prior to the separation.  For the period prior to separation, the consolidated and combined statements of income also include expense allocations for certain corporate functions historically performed by Murphy Oil, including allocations of general corporate expenses related to executive oversight, accounting, treasury, tax, legal, procurement and information technology. These allocations are based primarily on specific identification, headcount or computer utilization. Murphy USA’s management believes the assumptions underlying the consolidated and combined financial statements, including the assumptions regarding the allocation of general corporate expenses from Murphy Oil, are reasonable. However, these consolidated and combined financial statements may not include all of the actual expenses that would have been incurred had the Company been a stand-alone company during the period prior to separation and may not reflect the combined results of operations, financial position and cash flows had the Company been a stand-alone company during the entirety of the periods presented.

Actual costs that would have been incurred if Murphy USA had been a stand-alone company for the period prior to separation would depend upon multiple factors, including organizational structure and strategic decisions made in various areas, including information technology and infrastructure.

In preparing the financial statements of Murphy USA in conformity with accounting principles generally accepted in the United States, management has made a number of estimates and assumptions related to the reporting of assets, liabilities, revenues, expenses and the disclosure of contingent assets and liabilities. Actual results may differ from these estimates.

PRINCIPLES OF COMBINATION – These consolidated and combined financial statements were prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and include the accounts of Murphy USA Inc. and selected subsidiaries, and certain assets, liabilities, and expenses of Murphy Oil Corporation for all periods prior to August 30, 2013. All significant intercompany accounts and transactions within the consolidated and combined entity have been eliminated.